Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Riverwood Warrants [Member]	Dec. 31, 2012 Riverwood Warrants [Member]	Sep. 30, 2013 September 2012 Warrants [Member]	Dec. 31, 2012 September 2012 Warrants [Member]	Sep. 30, 2013 Pegasus Warrant [Member]	Dec. 31, 2012 Pegasus Warrant [Member]	Sep. 30, 2013 Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series H Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series I Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series I Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series I Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series J Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series J Redeemable Convertible Preferred Stock [Member]
Current assets:
Cash and cash equivalents	$ 10,292,524	$ 15,834,077	$ 3,071,673
Restricted cash	5,000,000	5,000,000	5,000,000
Accounts receivable, net	9,975,784	13,130,387	29,008,313
Inventories, net	26,762,893	28,981,444	44,887,539
Prepaid expenses	1,582,325	2,457,033	9,159,977
Other current assets	505,884	683,842	520,660
Total current assets	54,119,410	66,086,783	91,648,162
Property and equipment, net	10,107,421	16,543,113	20,595,723
Intangible assets, net	1,609,951	864,410	989,096
Pegasus Commitment	1,600,000	1,360,000
Other long-term assets	366,271	739,480	1,417,527
Total assets	67,803,053	85,593,786	114,650,508
Current liabilities:
Lines of credit	30,511,550	1,501,724	34,227,288
Current portion of long-term debt	4,872	4,087	11,025
Accounts payable	10,369,281	14,791,213	29,350,816
Provision for losses on non-cancelable purchase commitments	2,255,056	5,678,992	5,806,032
Accrued expenses	4,703,857	6,754,946	3,927,350
Unearned revenue			40,999
Total current liabilities	47,844,616	28,730,962	73,363,510
Long-term debt, less current portion	9,870	14,321	18,796
Redeemable Series G Preferred Stock, $0.001 par value, authorized 80,000 shares, issued and outstanding 0 and 34,108 shares as of December 31, 2012 and 2011, respectively			28,683,703
Warrants liability				6,639,952	7,960,705	1,600,000	1,360,000	3,700,000
Total other liabilities	11,949,822	9,335,026	28,702,499
Total liabilities	59,794,438	38,065,988	102,066,009
Redeemable Convertible Preferred Stock	386,813,176	352,025,176								227,288,549	227,288,549		124,736,627	124,736,627		34,788,000
Commitments and contingencies
Stockholders' (deficit) equity:
Preferred stock, value
Common stock, value	210,649	208,063	204,815
Additional paid-in capital	331,202,703	347,686,258	549,603,740
Accumulated deficit	(702,635,603)	(644,916,568)	(533,576,159)
Accumulated other comprehensive loss	(3,824,810)	(3,717,631)	(3,647,897)
Treasury stock, at cost	(3,757,500)	(3,757,500)
Total stockholders' (deficit) equity	(378,804,561)	(304,497,378)	12,584,499
Total liabilities and stockholders' (deficit) equity	$ 67,803,053	$ 85,593,786	$ 114,650,508